Other assets - Schedule of other assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred financing costs	$ 4,845	$ 5,891
Goodwill	520	526
Loans to affiliates and joint ventures	112	350
Derivative financial instruments	3,952	229
Long-term prepaid lease payments	416	148
Other assets, noncurrent	$ 9,845	$ 7,144